BLACKROCK LIQUIDITY FUNDS

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

(the “Funds”)

Supplement dated November 21, 2016 to the

Private Client Shares

Prospectus of the Funds

dated October 11, 2016 (the “Prospectus”)

Effective as of the opening of business on January 3, 2017, the following changes are made to the Prospectus:

The chart in the section entitled “Account Information — Purchase of Shares” is hereby deleted in its entirety and replaced with the following:

Fund	Deadline (Eastern time)
TempCash	3:00 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniCash	2:30 p.m.

The chart in the section entitled “Account Information — Redemption of Shares” is hereby deleted in its entirety and replaced with the following:

Fund	Deadline (Eastern time)
TempCash	3:00 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniCash*	1:00 p.m.

*	MuniCash reserves the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Shareholders should retain this Supplement for future reference.

PR-LIQ-PCS4-1116SUP